Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property and equipment, net [Abstract]
Schedule of Property and Equipment
	December 31, 2015	December 31, 2016
	US$	US$
Corporate aircraft (Note 13)	40,693,020	37,095,612
Vehicles	4,636,135	4,748,877
Furniture and fixtures	7,044,387	8,996,395

Total	52,373,542	50,840,884
Accumulated depreciation	(13,050,220)	(16,750,788)

Property and equipment, net	39,323,322	34,090,096